Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
INVENTORIES

Note 5 – INVENTORIES

As of December 31, 2020 and 2019, inventories consisted of the following:

	December 31, 2020	December 31, 2019
Raw materials	$253,613	$645,002
Work in process	23,758	146,345
Finished goods	14,523	195,586
Total	291,894	986,933
Inventory write-down	(42,241)	(518,119)
Translation adjustments	(2,408)	4,402
Inventories, net	$247,245	$473,216

The Company recorded write-down of potentially obsolete or slow-moving inventories of $42,241, $518,119 and $1,501,510 and lower of cost or market adjustment of $0, $0 and $166,998 for the years ended December 31, 2020, 2019 and 2018, respectively.